Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	46,172	449	—	44,983	120
Securities	20,865	8,704	555	22,003	7,312	701
Derivatives	—	148,800	1,229	—	131,513	1,836
Other financial assets
Loans	—	307	58	—	768	136
Securities	41,044	8,326	263	40,132	6,172	507
Total financial assets held at fair value	61,909	212,309	2,554	62,135	190,748	3,300

Liabilities
Trading liabilities
Deposits	—	50,944	56	—	47,243	377
Debt securities in issue	—	1,703	59	—	791	112
Short positions	15,565	5,622	—	18,941	4,886	—
Derivatives	—	145,818	1,061	—	127,709	1,188
Other financial liabilities
Debt securities in issue	—	2,117	141	—	2,348	280
Other deposits	—	—	—	—	212	—
Subordinated liabilities	—	724	—	—	867	—
Total financial liabilities held at fair value	15,565	206,928	1,317	18,941	184,056	1,957

Notes:

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred. There were no significant transfers between level 1 and level 2.
(2)

For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Capital and Risk management – Credit risk.

(3)

The determination of an instrument’s level cannot be made at a global product level as a single product type can be in more than one level. For example, a single name corporate credit default swap could be in level 2 or level 3 depending on whether the reference counterparty’s obligations are liquid or illiquid.

Schedule of financial instruments valuation adjustments

	2019	2018
Adjustment	£m	£m
Funding – FVA	244	250
Credit – CVA	386	419
Bid – Offer	165	238
Product and deal specific	238	327
	1,033	1,234

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2019		2018
Financial instrument	Valuation Technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	101	—	132
	Credit Spreads	Credit spread	bps	53	101	—	—

Debt securities	Price-based	Price	%	—	246	—	154

Equity Shares	Price-based	Price	GBP	—	25,914	—	24,181
		Price	%	—	80	—	—
	Valuation	Discount factor	%	6	9	8	11
		Fund NAV	%	80	120	80	120

Trading liabilities and Other financial liabilities
Deposits	DCF based on recoveries	Correlation	%	—	—	(45)	99
		Interest rate	%	—	—	(0.36)	1.74
	Price-based	Price	%	—	98	—	—
	Yield analysis	Day count	Number	65	95	—	—

Debt securities in issue	Price-based	Price	CCY	44 JPY	146 EUR	21 JPY	136 EUR
	Valuation	Fund NAV	GBP	—	—	—	622

Derivative assets and liabilities
Credit derivatives	DCF based on recoveries	Credit spreads	bps	6	500	18	500
	Option pricing	Correlation	%	(50)	80	(50)	80
		Volatility	%	27	80	47	80
		Upfront points	%	—	99	—	100
		Recovery rate	%	10	40	10	40
	Price-based	Price	%	—	—	90	110

Interest rate & FX	Option pricing	Correlation	%	(50)	99	(45)	99
derivatives		Volatility	%	19	70	1	76
		Constant Prepayment Rate	%	2	15	—	—
		Mean Reversion	%	—	92	—	—

Equity derivatives	Option pricing	Correlation	%	(53)	87	(57)	92
		Forward	Points	—	—	864	7,106
		Volatility	%	—	—	11	23

Notes:

(1)

The table above presents the range of values for significant inputs used in the valuation of level 3 assets and liabilities. The range represents the highest and lowest values of the input parameters and therefore is not a measure of parameter uncertainty. Movements in the underlying input may have a favourable or unfavourable impact on the valuation depending on the particular terms of the contract and the exposure. For example, an increase in the credit spread of a bond would be favourable for the issuer but unfavourable for the note holder. Whilst RBS indicates where it considers that there are significant relationships between the inputs, their inter-relationships will be affected by macro economic factors including interest rates, foreign exchange rates or equity index levels.

(2)

Credit spreads and discount margins: credit spreads and margins express the return required over a benchmark rate or index to compensate for the credit risk associated with a cash instrument. A higher credit spread would indicate that the underlying instrument has more credit risk associated with it. Consequently, investors require a higher yield to compensate for the higher risk.

(3)

Price and yield: There may be a range of prices used to value an instrument that may be a direct comparison of one instrument or portfolio with another or, movements in a more liquid instrument may be used to indicate the movement in the value of a less liquid instrument. The comparison may also be indirect in that adjustments are made to the price to reflect differences between the pricing source and the instrument being valued.

(4)

Recovery rate: reflects market expectations about the return of principal for a debt instrument or other obligations after a credit event or on liquidation. Recovery rates tend to move conversely to credit spreads.

(5)

Valuation: for private equity investments, values may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(6)

Correlation: measures the degree by which two prices or other variables are observed to move together. If they move in the same direction there is positive correlation; if they move in opposite directions there is negative correlation. Correlations typically include relationships between: default probabilities of assets in a basket (a group of separate assets), exchange rates, interest rates and other financial variables.

(7)	Volatility: a measure of the tendency of a price to change with time.
(8)	Interest rate delta: these ranges represent the low/high marks on the relevant discounting curve.
(9)

Upfront points: where CDS contracts are standardised, the inherent spread of the trade may exceed the standard premium paid or received under the contract. Upfront points will compensate for the difference between the standard premium and the actual premium at the start of the contract.

(10)	Mean reversion: a measure of how much a rate reverts to its mean level.
(11)	Constant prepayment rate: the rate is used to reflect how fast a pool of assets pay down.
(12)	Day count: yield analysis on deposits are calculated using day count as an input, referring to the maturity of the deposit.
(13)	RBS does not have any material liabilities measured at fair value that are issued with an inseparable third party credit enhancement.

Schedule financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2019			2018
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	449	10	(10)	120	10	(10)
Securities	555	—	—	701	20	(10)
Derivatives
Interest rate	1,015	160	(160)	1,487	120	(120)
Foreign exchange	98	10	(10)	130	10	(10)
Other	116	10	(10)	219	10	(20)
Other financial assets
Loans	58	—	—	136	10	(20)
Securities	263	80	(20)	507	50	(30)
	2,554	270	(210)	3,300	230	(220)

Liabilities
Trading liabilities
Deposits	56	—	—	377	40	(40)
Debt securities in issue	59	—	—	112	10	(10)
Derivatives
Interest rate	630	70	(70)	808	70	(70)
Foreign exchange	222	10	(10)	279	10	(10)
Other	209	20	(10)	101	—	(10)
Other financial liabilities - debt securities in issue	141	10	(10)	280	10	(10)
	1,317	110	(100)	1,957	140	(150)

Schedule of movement in level 3 assets and liabilities

	2019				2018
	Trading	Other financial	Total	Total	Trading	Other financial	Total	Total
	assets (2)	assets (3)	assets	liabilities	assets (2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,657	643	3,300	1,957	2,692	530	3,222	2,187
Amounts recorded in the income statement (1)	(418)	(1)	(419)	162	(147)	178	31	(344)
Amounts recorded in the statement of comprehensive income	—	86	86	—	—	23	23	—
Level 3 transfers in	492	2	494	104	1,307	19	1,326	419
Level 3 transfers out	(857)	(59)	(916)	(588)	(624)	(1)	(625)	(231)
Issuances	—	—	—	46	—	—	—	47
Purchases	1,121	15	1,136	532	871	16	887	401
Settlements	(218)	(38)	(256)	(429)	(512)	(3)	(515)	(204)
Sales	(541)	(326)	(867)	(466)	(930)	(125)	(1,055)	(316)
Foreign exchange and other adjustments	(3)	(1)	(4)	(1)	—	6	6	(2)
At 31 December	2,233	321	2,554	1,317	2,657	643	3,300	1,957

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	(421)	8	(413)	110	(134)	158	24	(330)
- realised	—	—	—	—	(2)	6	4	—

Notes:

(1)

There were £596 million net losses on trading assets and liabilities (2018 - £185 million gains) recorded in income from trading activities. Net gains on other instruments of £15 million (2018 – £190 million) were recorded in other operating income and interest income as appropriate.

(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
2019	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	77.9	—	—	—	—	—
Settlement balances	4.4	—	—	—	—	—
Loans to banks	—	10.7	10.7	—	6.2	4.5
Loans to customers	—	326.9	324.0	—	11.0	313.0
Other financial assets - securities	—	11.5	11.6	5.9	2.8	2.9

Financial liabilities
Bank deposits	4.1	16.4	16.5	—	12.2	4.3
Customer deposits	312.4	56.8	56.9	—	7.5	49.4
Settlement balances	4.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	43.0	43.7	—	38.5	5.2
Subordinated liabilities	—	9.3	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2	—	—	—	—	—

2018
Financial assets
Cash and balances at central banks	88.9	—	—	—	—	—
Settlement balances	2.9	—	—	—	—	—
Loans to banks	0.5	12.4	12.4	—	9.2	3.2
Loans to customers	—	305.1	301.7	—	0.5	301.2
Other financial assets - securities	—	11.8	11.8	7.3	3.0	1.5

Financial liabilities
Bank deposits	4.2	19.1	18.5	—	13.9	4.6
Customer deposits	307.1	53.8	54.6	—	10.4	44.2
Settlement balances	3.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	36.9	38.6	—	36.9	1.7
Subordinated liabilities	—	9.7	10.0	—	9.9	0.1
Other liabilities - notes in circulation	2.2	—	—	—	—	—